STOCKHOLDERS' EQUITY (Details) (USD $)	3 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Apr. 28, 2014 Fantex Series Vernon Davis	Jun. 30, 2014 Parent
STOCKHOLDERS' EQUITY
Number of shares received by Parent				100,000,000
Amount of services provided by Parent	$ 10,000			$ 10,000
Number of shares issued through initial public offering			421,100
Gross proceeds from initial public offering			$ 4,211,450
Voting right per share		1
Anniversary period from filing of a certificate of designations creating a new trading stock		2 years